Organization and Business Description (Details) - Schedule of Cash Flow - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Cash Flow [Line Items]
Net cash (used in) provided by operating activities	$ (400,179)	$ 36,158
Net cash provided by investing activities	640,342
Net cash used in financing activities	$ (132,779)